Selected Operating Expenses and Additional Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Employees	Dec. 31, 2013 Employees	Dec. 31, 2012 Employees
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees in FTEs	10,942	9,540	8,140
Netherlands [Member]
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees in FTEs	5,589	5,112	4,620